CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Product revenues	$ 8,349,422	$ 6,733	$ 227,186	$ 616,511
Cost of sales	4,674,259	3,764	112,559	338,896
Gross profit	3,675,162	2,969	114,628	277,615
Operating expenses:
Selling, general and administrative	13,665,614	2,142,224	15,453,261	4,327,998
Research and development	243,779	531,483	1,954,552	4,193,362
Total operating expenses	13,909,393	2,673,707	17,407,813	8,521,360
Loss from operations	(10,234,231)	(2,670,738)	(17,293,185)	(8,243,745)
Change in fair value of warrant liability	(1,726,000)		(10,623,000)
Loss before income tax benefit	(9,933,406)	(2,670,738)	(6,670,185)	(8,243,745)
Income tax benefit		92,774	501,254	320,138
Net Loss	$ (9,933,406)	$ (2,577,964)	$ (6,168,931)	$ (7,923,607)
Net Income (Loss) Per Common Share
Basic	$ (0.35)	$ (0.19)	$ (0.42)	$ (0.74)
Diluted	$ (0.35)	$ (0.19)	$ (0.42)	$ (0.74)
Weighted-average common shares outstanding:
Basic			14,676,369	10,675,765
Diluted	28,889,604	13,877,636	14,676,369	10,675,765